Notes to Consolidated Statements of Cash Flows - Summary of Information About Cash Flow for Leases (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Cash Outflow for Leases [Abstract]
Within operating activities	€ (27,631)	€ (22,614)	€ (13,625)
Within investing activities	(3,282)	(1,454)	22,997
Within financing activities	(38,530)	(41,364)	(40,691)
Total cash outflow for leases	€ (69,443)	€ (65,432)	€ (31,319)